SHARE-BASED PAYMENTS - (Summary Of Restricted Shares Granted) (Details) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of Shares
Outstanding, December 31, 2018	1,066,635
Forfeited	(52,161)
Vested	(387,940)
Unvested, December 31, 2019	626,534
Weighted-Average Grant date Fair Value per Share
Outstanding, December 31, 2018 | $ / shares	$ 17.62
Forfeited | $ / shares	18.60
Vested | $ / shares	17.60
Unvested, December 31, 2019 | $ / shares	$ 17.55
China Index Holdings Limited [Member]
Number of Shares
Granted	931,588
Forfeited	(17,032)
Vested	(350,829)
Unvested, December 31, 2019	563,727
Weighted-Average Grant date Fair Value per Share
Granted | $ / shares	$ 0.34
Unvested, December 31, 2019 | $ / shares	$ 0.34